Organization, Description of Business, and Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Description of Business, and Liquidity [Abstract]
Cash and cash equivalents	$ 6,962,492		$ 6,962,492		$ 29,549,018	$ 22,832,706
Net (loss) income	(8,971,360)	$ 10,613	(17,791,065)	$ 3,918,735	(6,580,912)	31,030,713
Accumulated deficit	$ (38,965,381)		$ (38,965,381)		$ (21,174,316)	$ (14,593,404)